CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Schedule of Cash And Cash Equivalents
	December 31,
	2023	2024
	in USD thousands

Cash on hand and in bank	3,154	944
Short-term bank deposits	1,101	9,492
	4,255	10,436